Summarized Financial Information Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	May 03, 2014		Jan. 25, 2014	Oct. 26, 2013	Jul. 27, 2013	Apr. 27, 2013		Jan. 26, 2013	Oct. 27, 2012	Jul. 28, 2012	May 03, 2014		Apr. 27, 2013		Apr. 28, 2012
Segment Reporting Information [Line Items]
Sales	$ 1,321,906		$ 1,995,790	$ 1,734,159	$ 1,329,502	$ 1,277,021		$ 2,223,945	$ 1,884,532	$ 1,453,507	$ 6,381,357		$ 6,839,005		$ 7,129,199
Sales by Product Line											100.00%		100.00%		100.00%
Depreciation and amortization											216,807		227,134		232,667
Operating Profit/(Loss)											34,192		(220,004)		(54,603)
Capital Expenditures											134,981		165,835		163,552
Total Assets	3,537,449	[1]				3,732,536	[1]				3,537,449	[1]	3,732,536	[1]
Media
Segment Reporting Information [Line Items]
Sales by Product Line											68.00%	[2]	67.00%	[2]	66.00%	[2]
Digital
Segment Reporting Information [Line Items]
Sales by Product Line											9.00%	[3]	12.00%	[3]	15.00%	[3]
Other
Segment Reporting Information [Line Items]
Sales by Product Line											23.00%	[4]	21.00%	[4]	19.00%	[4]
B&N Retail
Segment Reporting Information [Line Items]
Total Assets	2,234,795	[1]				2,193,458	[1]				2,234,795	[1]	2,193,458	[1]
B&N College
Segment Reporting Information [Line Items]
Total Assets	1,146,475	[1]				995,034	[1]				1,146,475	[1]	995,034	[1]
Nook
Segment Reporting Information [Line Items]
Total Assets	156,179	[1]				544,044	[1]				156,179	[1]	544,044	[1]
Operating Segments | B&N Retail
Segment Reporting Information [Line Items]
Sales											4,295,110		4,568,243		4,852,913
Depreciation and amortization											125,991		148,855		162,693
Operating Profit/(Loss)											228,062		227,235		161,136
Capital Expenditures											66,763		51,401		87,596
Operating Segments | B&N College
Segment Reporting Information [Line Items]
Sales											1,748,042		1,763,248		1,743,662
Depreciation and amortization											48,014		46,849		45,343
Operating Profit/(Loss)											66,536		64,609		70,604
Capital Expenditures											38,253		38,760		40,479
Operating Segments | Nook
Segment Reporting Information [Line Items]
Sales											505,862		780,433		933,471
Depreciation and amortization											42,802		31,430		24,631
Operating Profit/(Loss)											(260,406)		(511,848)		(286,343)
Capital Expenditures											29,965		75,674		35,477
Elimination
Segment Reporting Information [Line Items]
Sales											$ (167,657)		$ (272,919)		$ (400,847)

[1]	Excludes intercompany balances.
[2]	Includes tangible books, music, movies, rentals and newsstand.
[3]	Includes NOOK, related accessories, eContent and warranties.
[4]	Includes Toys & Games, café products, gifts and miscellaneous other.